Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summarized of Financial Information Group's Consolidated Financial Statements
The following table sets forth the assets, liabilities, results of operations and cash flows of Huiye Tianze and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2019	December 31, 2020
	RMB	RMB
Current assets	478,453	730,815
Non-current assets	46,267	318,392

Total assets	524,720	1,049,207

Current liabilities	368,617	553,478
Non-current liabilities	1,054	306,570

Total liabilities	369,671	860,048

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total operating revenue	498,228	984,910	1,219,994
Net profit	29,973	22,806	(6,326)

Net cash provided by operating activities	67,049	104,565	168,504
Net cash used in investing activities	(3,541)	(6,927)	(31,078)
Net cash provided by/ (used in) financing activities	48,720	823	44,134

Net increase in cash and cash equivalents	112,228	98,461	181,560
Cash and cash equivalents at beginning of year	37,680	149,908	248,369

Cash and cash equivalents at end of year	149,908	248,369	429,929

Summary of Estimated Useful Life and Residual Value of Property Plant and Equipment
Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight line method over the following estimated useful lives, taking into account residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value

Office furniture and equipment	5 years	0%~5%
Computer and electronic equipment	3~5 years	0%~5%
Motor vehicles	4~5 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil

Summary of Estimated Useful Life and Residual Value of Intangible Assets
Intangible assets represent domain name and purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value

Domain name	10 years	0%
Purchased computer software	5~10 years	0%

Summary of Customer Concentration Risk
Details of the customers accounting for 10% or more of total operating revenue are as follows:

	Year Ended December 31
	2018 RMB	%	2019 RMB	%	2020 RMB	%

Customer K	—	0%	—	0%	292,975	24%
Customer I	—	0%	57,081	6%	157,750	13%
Customer L	1,851	0%	35,791	4%	152,296	12%
Customer B	99,425	20%	184,035	19%	97,624	8%
Customer H	—	0%	124,946	13%	67,823	6%
Customer C	44,296	9%	142,443	14%	63,179	5%
Customer A	100,123	20%	94,182	10%	32,347	3%

	245,695	49%	638,478	66%	863,994	71%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December, 31
	2019 RMB	%	2020 RMB	%

Customer K	—	0%	67,726	29%
Customer L	1,995	1%	38,040	16%
Customer A	35,128	19%	13,057	6%
Customer I	42,444	24%	6,502	3%
Customer J	33,380	19%	6,571	3%

	112,947	63%	131,896	57%